III - Schedule of Real Estate and Accumulated Depreciation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Gross carrying amount at the end of the year	$ 1,662.3	$ 1,655.9	$ 1,627.1
Accumulated Depreciation	1,052.7	990.0	911.0
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the beginning of the year	1,655.9	1,627.1	1,607.3
Additions for construction of / improvements to structures	50.6	47.0	43.9
Assets sold or written-off	(14.9)	(32.3)	(8.9)
Foreign exchange	(29.3)	14.1	(15.2)
Balance at the end of the year	1,662.3	1,655.9	1,627.1
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the beginning of the year	990.0	911.0	827.1
Depreciation	97.5	98.8	101.3
Foreign exchange	(21.1)	9.9	(10.2)
Assets sold or written-off	(13.7)	(29.7)	(7.2)
Balance at the end of the year	1,052.7	990.0	911.0
United States
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	45,094
Encumbrances	0
Gross carrying amount at the end of the year	1,266.6
Accumulated Depreciation	768.0
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	1,266.6
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	768.0
Canada
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	6,054
Encumbrances	0
Gross carrying amount at the end of the year	348.7
Accumulated Depreciation	258.3
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	348.7
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	258.3
MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	4,657
Encumbrances	0
Gross carrying amount at the end of the year	33.1
Accumulated Depreciation	20.5
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	33.1
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	20.5
ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	585
Encumbrances	0
Gross carrying amount at the end of the year	1.9
Accumulated Depreciation	0.6
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	1.9
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	0.6
BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	771
Encumbrances	0
Gross carrying amount at the end of the year	5.7
Accumulated Depreciation	0.9
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	5.7
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	0.9
URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	156
Encumbrances	0
Gross carrying amount at the end of the year	2.0
Accumulated Depreciation	1.1
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	2.0
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	1.1
CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Displays	890
Encumbrances	0
Gross carrying amount at the end of the year	4.3
Accumulated Depreciation	3.3
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at the end of the year	4.3
SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at the end of the year	$ 3.3
Minimum | United States
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | Canada
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Minimum | CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	5 years
Maximum | United States
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | Canada
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | MEXICO
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | ARGENTINA
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | BRAZIL
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | URUGUAY
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Maximum | CHILE
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Life Used for Depreciation	20 years
Assets
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of assets which exceed concentration risk %	0
Concentration Risk, Percentage	5.00%